Earnings Per Share	6 Months Ended
Jul. 31, 2024
Earnings Per Share
Earnings Per Share

Note 15 - Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023

Net income for purposes of calculating basic and diluted earnings per share	34,681	28,116	69,348	57,469

Weighted average shares outstanding	85,430	85,083	85,353	85,017
Dilutive effect of employee stock options	556	483	557	515
Dilutive effect of restricted and performance share units	1,255	1,217	1,266	1,232
Weighted average common and common equivalent shares outstanding	87,241	86,783	87,176	86,764
Earnings per share
Basic	0.41	0.33	0.81	0.68
Diluted	0.40	0.32	0.80	0.66

For the three month periods ended July 31, 2024 and July 31, 2023, nil and 273,837 options, respectively, were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive. For the three month periods ended July 31, 2024 and July 31, 2023, the application of the treasury stock method excluded 360,030 and 9,828 stock options, respectively, from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such options that are attributed to future service periods made such options anti-dilutive.

For the six month periods ended July 31, 2024 and July 31, 2023, nil and 273,837 options, respectively, were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive. For the six month periods ended July 31, 2024 and July 31, 2023, the application of the treasury stock method excluded 510,795 and 9,828 stock options, respectively, from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such stock options that are attributed to future service periods made such stock options anti-dilutive.

For the three month periods ended July 31, 2024 and July 31, 2023, the application of the treasury stock method excluded PSUs and RSUs of 92,873 and 95,134, respectively, from the calculation of diluted EPS as the unrecognized stock-based compensation expense of such PSUs and RSUs that are attributed to future service periods made such PSUs and RSUs anti-dilutive.

For the six month periods ended July 31, 2024 and July 31, 2023, the application of the treasury stock method excluded PSUs and RSUs of 92,873 and 95,134, respectively, from the calculation of diluted EPS as the unrecognized stock-based compensation expense of such PSUs and RSUs that are attributed to future service periods made such PSUs and RSUs anti-dilutive.